Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Assets Cost
Beginning balance	$ 827	$ 797
Additions and other re-measurements	13	40
Acquisition of businesses (note 11)		25
Derecognition	(93)
Transfers to assets classified as held for sale (note 12)		(23)
Terminations	(127)	(16)
Exchange and other adjustments	1	4
Ending balance	621	827	$ 797
Depreciation and impairment
Beginning balance	(337)	(284)
Provided	(35)	(38)
System Fund expense	(4)	(5)	(4)
Impairment Charge	(16)	(32)
System Fund impairment charge	(32)
Transfers to assets classified as held for sale (note 12)		8
Derecognition	44
Terminations	65	15
Exchange and other adjustments	(3)	(1)
Ending balance	(318)	(337)	(284)
Net book value
Right-of-use assets net	303	490	513
Property [member]
Lease Assets Cost
Beginning balance	822	792
Additions and other re-measurements	12	39
Acquisition of businesses (note 11)		25
Derecognition	(93)
Transfers to assets classified as held for sale (note 12)		(23)
Terminations	(125)	(15)
Exchange and other adjustments	1	4
Ending balance	617	822	792
Depreciation and impairment
Beginning balance	(335)	(282)
Provided	(34)	(37)
System Fund expense	(4)	(5)
Impairment Charge	(16)	(32)
System Fund impairment charge	(32)
Transfers to assets classified as held for sale (note 12)		8
Derecognition	44
Terminations	64	14
Exchange and other adjustments	(3)	(1)
Ending balance	(316)	(335)	(282)
Net book value
Right-of-use assets net	301	487	510
Other [member]
Lease Assets Cost
Beginning balance	5	5
Additions and other re-measurements	1	1
Terminations	(2)	(1)
Ending balance	4	5	5
Depreciation and impairment
Beginning balance	(2)	(2)
Provided	(1)	(1)
Terminations	1	1
Ending balance	(2)	(2)	(2)
Net book value
Right-of-use assets net	$ 2	$ 3	$ 3